Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	Feb. 23, 2022	Dec. 13, 2021
Class C Preferred Stock
Subsequent Event [Line Items]
Proceeds from Issuance of preferred stock		$ 150.0
Subsequent Event | Sponsor
Subsequent Event [Line Items]
Debt instrument, maturity date description	On February 23, 2022, the Sponsor extended the maturity date of promissory note issued by the Company to the Sponsor. The note remains unsecured, non-interest bearing and matures on the earlier of: (i) February 11, 2023 or (ii) the date on which the Company consummates a Business Combination.